[cover]

[graphic omitted: picture of tiger]




NEWPORT TIGER FUND   Semiannual report
June 30, 1998


--------------------------------
Not FDIC      May Lose Value
Insured       No Bank Guarantee
--------------------------------

                         NEWPORT TIGER FUND HIGHLIGHTS
                        JANUARY 1, 1998 - JUNE 30, 1998

Investment Objective: Newport Tiger Fund seeks capital appreciation by investing primarily in equity securities of companies located in the nine "Tigers" of Asia -- Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, China and the Philippines.

Portfolio Manager Commentary: "While much of Southeast Asia struggled through difficult economic times during the period, select Tiger markets continued to offer favorable characteristics for the long-term investor. In response, we focused our investments almost exclusively in "blue-chip" stocks within what we believe are the strongest and most fundamentally sound Tiger markets. This has resulted in a highly focused portfolio of stocks from Hong Kong, Singapore and mainland China." -- Jack Mussey & Tim Tuttle


                        Newport Tiger Fund Performance (1)


                        Six-month total returns,       Net asset value
   Inception dates      assuming no sales charge     per share on 6/30/98
Class A    5/31/89           (30.81)%                       $6.23
Class B    4/1/95            (31.05)%                       $6.15
Class C    4/1/95            (31.10)%                       $6.16
Class T    5/31/89           (30.63)%                       $6.24
Class Z    5/31/89           (30.74)%                       $6.23


Top Five Markets(2)                      Top Five Sectors(2)
(as of 6/30/98)                          (as of 6/30/98)
1. Hong Kong and China     70.7%    1. Financials          39.7%
2. Singapore               21.3%    2. Consumer Cyclicals  22.5%
3. Philippines              4.5%    3. Utilities           22.4%
4. Malaysia                 2.4%    4. Technologies         6.9%
5. Thailand                 0.7%    5. Transportation       2.3%


(1) The Fund was originally introduced on 5/31/89. Class T shares were available at that time. On 4/1/95 Class A, B, C and Z shares were offered.

Performance may reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or Distributor. Absent these waivers or reimbursement arrangements, performance results may have been lower. Please note, a portion of certain Fund's income may be subject to the alternative minimum tax.

(2) Market and sector weightings are calculated as a percentage of total net assets. Because the Fund is actively managed, there can be no guarantee it will continue to maintain these market and sector weightings in the future. Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon Newport's defined criteria used in the investment process.

                              PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

                                  [graphic ommitted: Photo of Stephen E. Gibson]

In June 1998, Harold Cogger retired as president of Newport Tiger Fund. I would like to take this opportunity to thank him for his guidance over the past few years and wish him well. As the new president of the Fund, I am presenting the semiannual report for Newport Tiger Fund for the six-month period ended June 30, 1998.

The first half of 1998 continued to be a difficult period for Asian investors. Volatility that initially began during the Asian currency crisis in October 1997 persisted over the past six months. Falling currency values and rising interest rates within the region had a noticeable impact on local stock prices as well as Newport Tiger Fund.

We understand that shareholders who have participated in this decline may feel discouraged, as no one likes to see the value of their investment fall. While your investment managers remain keenly aware of events in Southeast Asia, they also must search for pockets of opportunity and remain focused on the long-term growth potential within the region. Few investment managers possess the experience, level of knowledge and strong local relationships that Newport Fund Management has developed over the past 20 years. Participating in numerous economic and market cycles has given them patience and expertise.

One of the more positive stories is President Clinton's recent visit to China. More than 1,000 people accompanied the president -- many of them U.S. business leaders interested in establishing new commerce agreements with China. The visit not only highlighted some of the challenges and political differences our two countries face, but also the possible growth potential for organizations looking to expand their operations within this increasingly capitalistic and consumer-driven country.

For those who continue to believe, as Newport does, in the long-term growth prospects of Southeast Asia, we thank you for choosing Newport Tiger Fund and for giving us the opportunity to serve your investment needs.

Respectfully,




/s/ Stephen E. Gibson
----------------------
Stephen E. Gibson
President
August 11, 1998

Because market and economic conditions change, there can be no assurance that the trends described above or on the following pages will continue.

                          PORTFOLIO MANAGEMENT REPORT

[graphic ommitted: Photo of Jack Mussey]

[grpahic ommitted: Photo of Tim Tuttle]

Jack Mussey and Tim Tuttle are portfolio co-managers of Newport Tiger Fund. Mr. Mussey is president and chief executive officer of Newport Fund Management, Inc. and has more than 25 years of experience investing in Asian markets. He is a Chartered Financial Analyst and a member of the Security Analysts of San Francisco. Mr. Mussey received a B.A. from the University of Redlands in 1963 and an M.B.A. from the University of California at Berkeley in 1965. Mr. Tuttle is managing director of Newport Fund Management, Inc. and also has more than 20 years of experience investing in Asian markets. He is a Chartered Financial Analyst and he received a B.A. from Williams College in 1964.

Continued volatility created a challenging environment

The first half of 1998 presented a formidable task for investment managers seeking growth opportunities in Southeast Asia. Together, falling stock prices and lower currency values served to further depress the economies of countries throughout the region. While a few bright spots can be found in some of the stronger Tiger markets, it is fair to say that some of the weaker Asian countries such as Malaysia, Thailand, South Korea and Indonesia have slipped into a recession. The stronger, more-developed Tiger markets such as Hong Kong, China and Singapore fared better than their weaker neighbors and remain financially sound. In this environment, we focused our efforts on identifying high-quality stocks of well-established companies within the strongest Tiger markets. During the period, the Fund generated a negative total return of 30.81% for Class A shares, based on net asset value.

Positive trends in select Tiger countries

We believe that China is the Tiger market currently offering the most favorable potential for future growth. China's government has demonstrated the ability to stimulate consumer demand within the world's largest population and significantly expand their economy. As a result, China has been able to remain a "self-sustaining" country. With low current inflation and only 5% of its GDP coming from net exports, China has exhibited a strong inclination not to devalue its currency. These characteristics, coupled with improved systems for bringing new products to the consumer market, demonstrate China's desire to attract foreign investors. Moreover, they have enabled China to maintain relative economic stability while putting it in a strong position for future growth.

We believe that Hong Kong also has a healthy foundation for future growth. As the financial capital of Asia, Hong Kong is home to some of the region's largest and best-capitalized businesses. Its financial markets remain solid despite the turbulence that surrounds them. Hong Kong's past success was based in part on its ability to service demand created in China. We believe that its recovery and potential future success will remain closely tied to the growth of China's economy.

Singapore is another Tiger market that has been able to sidestep deep economic distress. One of Singapore's most promising prospects for future growth lies in its ability to attract businesses that bypass weaker Asian economies. As global companies look to set up new factories in Southeast Asia, they will consider countries that offer a pro-business government, a well-established financial infrastructure, a skilled and educated work force, and reasonably priced labor -- important attributes that Singapore has to offer.

A strategic focus on high-quality companies in the strongest markets

Despite challenging economic conditions across Southeast Asia, we continued to find a number of quality investment opportunities offering strong long-term growth potential.

One notable holding at the end of the period was China Telecom (3% of total net assets), a major supplier of mobile telephone services with over 5.5 million subscribers. Amid the turmoil in Southeast Asia, China Telecom actually grew its customer base more than 20% in the first six months of 1998. While currently providing cellular service coverage in China's three fastest-growing regions, the company has no debt, profit margins of 50%, an excellent management team and no effective competition. Their stock actually represents 10% of Hong Kong's total stock market capitalization.

Sun Hung Kai Properties (4.3% of total net assets), the premier property developer in Hong Kong, was another attractive stock held by the portfolio at the end of the period. The company has sold more than $2 billion in property since October 1997. While previously selling homes at a 50% profit margin, Sun Hung Kai has been able to maintain healthy margins of 30-35% despite a 40% decline in home prices. By maintaining relatively low debt, they have also been able to take advantage of falling land prices throughout Hong Kong. A well-established company with an impressive history, Sun Hung Kai has grown its earnings at an annual rate of 20% over the past 20 years. Despite this success, the stock's price/earnings multiple is only six, making it relatively cheap for such a high-quality growth company.

Hong Kong & China Gas (7.3% of total net assets) also appeared strong during the six-month period on a relative basis. As the dominant provider of household gas services in Hong Kong, the company is well positioned to profit from the residential plans that Hong Kong has in place. Potential demand from China is also a positive. Hong Kong & China Gas has already established three joint ventures in China, and appears poised to take advantage of the growth potential on the mainland.

Maintain a long-term view of Asian markets

Newport Tiger Fund continues to focus on what we consider to be the strongest companies in the stronger markets of Asia. Until the outlook for the weaker Tiger countries improves, we will likely continue to avoid all but the strongest potential investment opportunities in these markets. At the same time, we remain optimistic about opportunities in Hong Kong, China and Singapore. Thus, the nature of the portfolio will continue to reflect large, "blue-chip" stocks from these countries. In Hong Kong, several well-managed companies continue to generate healthy revenues despite the economic and financial uncertainty within the region. With the help of declining interest rates, Hong Kong is showing some signs of economic improvement.

                Newport Tiger Fund's Investment Performance vs.
           The Morgan Stanley Capital International EAFE (GDP) Index
               Change in Value of $10,000 from 5/31/89 - 6/30/98


[graphic ommitted: Line Chart]

  Class A Shares
Based on NAV and POP


$30,000
$25,000
$20,000
$15,000
$10,000


MSCI EAFE
$22,696


NAV
$13,154

POP
$12,397


5/89            6/98

Plot Points

          Label
                    NAV           POP           MSCI EAFE
June 30, 89         9940          9368.45       10186
Jul  31, 89         10240         9651.2        11339
Aug  31, 89         10040         9462.7        11081
Sep  30, 89         10310         9717.175      11509
Oct  31, 89         10060         9481.55       10965
Nov  30, 89         10420         9820.85       11533
Dec  31, 89         11080         10442.9       12404
Jan  31, 90         11200         10556         12180
Feb  28, 90         11360.21      10707         11637
Mar  31, 90         11179.57      10536.75      11260
Apr  30, 90         10537.3       9931.405      11111
May  31, 90         11560.92      10896.17      11940
June 30  90         11841.92      11161.01      12062
July 31, 90         12494.23      11775.81      12369
Aug  31, 90         10687.83      10073.28      11024
Sept 30, 90         9011.901      8493.716      9496
Oct  31, 90         9664.21       9108.518      10678
Nov  30, 90         9242.718      8711.261      10210
Dec  31, 90         9402.687      8862.032      10216
Jan  31, 91         9756.551      9195.55       10497
Feb  28, 91         10626.05      10015.05      11596
Mar  31, 91         10990.02      10358.1       10817
Apr  30, 91         11364.11      10710.67      10849
May  31, 91         11657.31      10987.01      11090
June 30, 91         11434.88      10777.37      10226
July 31, 91         11677.53      11006.07      10652
Aug  31, 91         11202.34      10558.21      10580
Sep  30, 91         10990.02      10358.1       11037
Oct  31, 91         11151.79      10510.56      11005
Nov  30, 91         11495.54      10834.55      10696
Dec  31, 91         11849.41      11168.07      11312
Jan  31, 92         12557.14      11835.1       11216
Feb  29, 92         12951.44      11206.73      11064
Mar  31, 92         12617.8       11892.28      10519
Apr  30, 92         13335.64      12568.84      10610
May  31, 92         14215.24      13397.87      11235
Jun  30, 92         14245.58      13426.46      10869
Jul  31, 92         13822.04      13121.53      10484
Aug  31, 92         13386.19      12616.48      11006
Sep  30, 92         13527.74      12749.89      10602
Oct  31, 92         14963.42      14103.02      10172
Nov  30, 92         14811.76      13960.08      10222
Dec  31, 92         14458.14      13626.8       10220
Jan  31, 93         14914.72      14057.12      10338
Feb  28, 93         15746.69      14841.26      10700
Mar  31, 93         15817.72      14908.2       11430
Apr  30, 93         17025.1       16046.16      12483
May  31, 93         17491.82      16486.04      12678
Jun  30, 93         17126.56      16141.78      12459
Jul  31, 93         17106.27      16122.66      12834
Aug  31, 93         18141.17      17098.05      13774
Sep  30, 93         18506.42      17442.31      13485
Oct  31, 93         21479.22      20244.17      13856
Nov  30, 93         21083.53      19871.22      12752
Dec  31, 93         25350.11      23892.47      13649
Jan  31, 94         24188.56      22797.72      14693
Feb  28, 94         22945.51      21626.15      14612
Mar  31, 94         20622.43      19436.64      14403
Apr  30, 94         22069.26      20800.28      15130
May  31, 94         32108.54      21779.8       14783
Jun  30, 94         21865.48      20608.22      14776
Jul  31, 94         23006.65      21683.76      15119
Aug  31, 94         24351.59      22951.37      15376
Sep  30  94         24208.94      22816.93      14835
Oct  31, 94         24514.61      23105.02      15286
Nov  30, 94         22558.33      21261.23      14605
Dec  31, 94         22317.23      21033.99      14715
Jan  31, 95         20106.17      18950.07      14338
Feb  28, 95         21986.61      20722.38      14322
Mar  31, 95         22462.39      21770.8       14971
Apr  28, 95         22503.76      21209.79      15640
May  31, 95         25151.26      23705.06      15489
Jun  30, 95         24820.32      23393.15      15316
Jul  31, 95         25420.14      23958.48      16317
Aug  31, 95         24572.12      23159.22      15636
Sep  29  95         25027.15      23588.09      15821
Oct  31, 95         24861.69      23432.14      15363
Nov  30, 95         24923.74      23490.62      15686
Dec  29, 95         25948.12      24456.1       16358
Jan  31, 96         28447.14      26811.43      16565
Feb  29, 96         28447.14      26811.43      16615
Mar  29, 96         28238.88      26615.15      16835
Apr  30, 96         28134.76      26517.01      17359
May  31, 96         27988.98      26379.62      17103
Jun  28, 96         27364.23      25790.79      17237
Jul  31, 96         25823.17      24338.34      16742
Aug  30, 96         26760.3       25221.58      16733
Sep  30, 96         27551.65      25967.43      17193
Oct  31, 96         27364.23      25790.79      17005
Nov  29, 96         28801.16      27145.1       17732
Dec. 31, 96         28785.79      27130.61      17605
Jan  31, 97         28597.38      26953.03      17274
Feb  28, 97         28555.51      26913.57      17394
Mar  31, 97         26796.96      25256.13      17725
Apr  30, 97         26315.45      24802.31      17682
May  30, 97         28660.18      27012.22      18603
June 30, 97         29858.36      28141.5       19711
Jul  31, 97         30320.3       28576.88      20145
Aug  29, 97         25133.93      23688.73      18700
Sep  30, 97         26099.82      24599.08      19901
Oct  31, 97         19737.59      18602.68      18431
Nov  28, 97         19212.66      18107.93      18355
Dec  31, 97         19011.88      17918.7       18621
Jan  30, 98         15934.57      15018.33      19589
Feb  27, 98         19328.04      18216.68      20715
Mar  31, 98         19138.35      10837.89      21843
Apr  30, 98         17388.92      16389.05      22171
May  29, 98         14754.23      13905.86      22485
Jun  30, 98         13153.61      12397.28      22696



               Change in Value of $10,000 from 5/31/89 - 6/30/98

------------------------------------------------------------------------------------------
      Class A          Class B            Class C             Class T          Class Z
  NAV       POP       NAV w/CDSC         NAV w/CDSC        NAV       POP         NAV
------------------------------------------------------------------------------------------
$13,154    $12,397   $12,830  $12,830  $12,848  $12,848    $13,264  $12,501    $13,243


                          Average Annual Total Returns
                                 As of 6/30/98

----------------------------------------------------------------------------------
                                 1 year               5 years      Since inception
----------------------------------------------------------------------------------
Class A (Inception 5/31/89
NAV                            (55.95)%               (5.14)%      3.06%
POP                            (58.48)%               (6.26)%      2.39%
----------------------------------------------------------------------------------
Class B (Inception 4/1/95)
NAV                            (56.26)%               (5.61)%      2.78%
w/CDSC                         (58.45)%               (5.98)%      2.78%
----------------------------------------------------------------------------------
Class C(4) (Inception 4/1/95)
NAV                            (56.25)%               (5.59)%      2.80%
w/CDSC                         (56.69)%               (5.59)%      2.80%
----------------------------------------------------------------------------------
Class T (Inception 5/31/89)
NAV                            (55.87)%               (5.01)%      3.14%
POP                            (58.41)%               (6.13)%      2.47%
----------------------------------------------------------------------------------
Class Z (Inception 5/31/89)
NAV                            (55.94)%               (5.04)%      3.12%
----------------------------------------------------------------------------------

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) returns do not include sales charges or contingent deferred sales charges (CDSC). The public offering price (POP) returns include the maximum charges of 5.75% for Classes A and T. The CDSC returns reflect the maximum applicable charges of 5% for one year and 2% for five years for Class B shares; and 1% for one year for Class C shares.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Distributor. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The Fund was originally introduced on 5/31/89 and became Colonial Newport Tiger Fund on 4/1/95 when Class A, B and D shares were offered. As of 4/30/98, the Fund was renamed Newport Tiger Fund. Please see the Fund's prospectus for additional details. Class A performance includes average annual total returns prior to Fund conversion. Class B and C share performance information includes returns of the Fund's Class A shares for periods prior to the inception dates of those classes. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the Class B and C shares. Had the expense differential been reflected, the returns for periods prior to the inception date of the Class B and C shares would have been lower.

                              INVESTMENT PORTFOLIO
                     JUNE 30, 1998 (UNAUDITED, IN THOUSANDS)

COMMON STOCKS - 94.5%                        COUNTRY    SHARES        VALUE
-----------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 58.3%
 Depository Institutions - 22.4%
 Development Bank of Singapore Ltd.          Si          6,718     $ 37,247
 HSBC Holdings PLC                           HK          2,400       58,116
 Hang Seng Bank                              HK          5,000       28,269
 Oversea-Chinese Banking Corp. Ltd           Si          7,768       26,485
 Thai Farmers Bank Ltd.                      Th          5,364        4,735
                                                               ------------
                                                                    154,852
                                                               ------------

 Holding Companies - 17.8%
 Cheung Kong Holdings Ltd.                   HK          9,500       46,721
 Citic Pacific Ltd.                          HK         14,095       24,926
 Hutchison Whampoa Ltd.                      HK          9,000       47,515
 Singapore Technologies Engineering Ltd.     Si          5,000        3,528
                                                               ------------
                                                                    122,690
                                                               ------------

 Insurance Carriers - 0.5%
 National Mutual Asia Ltd.                   HK          5,000        3,195
                                                               ------------

 Investment Companies - 0.3%
 Taiwan Fund, Inc.                           Tw            177        2,372
                                                               ------------

 Real Estate - 17.3%
 Ayala Land, Inc., Class B                   Ph          4,500        1,295
 China Resources Enterprises Ltd.            HK         10,000       10,326
 City Developments Ltd.                      Si          7,993       22,370
 Filinvest Development Corp.                 Ph         23,000        1,158
 New World Development Co., Ltd.             HK         12,170       23,564
 SM Prime Holdings, Inc.                     Ph         28,000        4,432
 Sun Hung Kai Properties Ltd.                HK          7,000       29,728
 Swire Pacific Ltd., Series A                HK          7,000       26,430
                                                               ------------
                                                                    119,303
                                                               ------------

---------------------------------------------------------------------------
MANUFACTURING - 5.4%
 Fabricated Metal - 0.4%
 Kian Joo Can Factory Berhad                 Ma          3,180        2,921
                                                               ------------

 Measuring & Analyzing Instruments - 0.6%
 China Hong Kong Photo Products
  Holdings Ltd.                              HK         30,100        4,235
                                                               ------------

 Printing & Publishing - 4.3%
 Singapore Press Holdings Ltd.               Si          4,466       29,923
                                                               ------------

                      Investment Portfolio/June 30, 1998
-----------------------------------------------------------------------------
COMMON STOCKS - CONT.                        COUNTRY    SHARES        VALUE
-----------------------------------------------------------------------------
MANUFACTURING - CONT.
 Rubber & Plastic - 0.1%
 Nylex Malaysia Berhad                       Ma          3,436     $    863
                                                               ------------

---------------------------------------------------------------------------
RETAIL TRADE - 1.1%
 Apparel & Accessory Stores - 0.6%
 Giordano International Ltd.                 HK         20,000        4,053
                                                               ------------

 Auto Dealers & Gas Stations - 0.5%
 Cycle & Carriage Ltd.                       Si          1,302        3,181
                                                               ------------

---------------------------------------------------------------------------
SERVICES - 2.9%
 Hotels, Camps & Lodging - 0.6%
 Genting Berhad                              Ma          2,166        3,926
                                                               ------------

 Miscellaneous Repair Services - 2.3%
 Keppel Corp.                                Si         10,625       16,002
                                                               ------------

---------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES  - 25.3%
 Electric Services - 6.3%
 Hong Kong Electric Holdings Ltd.            HK         14,000       43,371
                                                               ------------

 Gas Services - 8.4%
 Hong Kong and China Gas Co., Ltd.           HK         44,000       49,981
 Petronas Gas Berhad                         Ma          4,180        7,779
                                                               ------------
                                                                     57,760
                                                               ------------

 Telecommunication - 10.6%
 China Telecom Ltd. (a)                      HK         12,000       20,834
 Hong Kong Telecommunications Ltd.           HK         15,711       29,752
 Philippine Long Distance Telephone ADR      Ph          1,000       22,625
                                                               ------------
                                                                     73,211
                                                               ------------

---------------------------------------------------------------------------
WHOLESALE TRADE - 1.5%
 Durable Goods
 Li & Fung Ltd.                              HK          6,228       10,049
                                                               ------------

 TOTAL COMMON STOCKS (cost of $1,070,245)                           651,907
                                                               ------------

WARRANTS (a) - 0.0%
---------------------------------------------------------------------------
 Gas Services
 Hong Kong and China Gas                     HK          2,000          137
  (cost of $0)                                                 ------------

 TOTAL INVESTMENTS - 94.5%  (cost of $1,070,245)(b)                 652,044
                                                               ------------

                     Investment Portfolio/June 30, 1998
---------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 3.3%                              PAR        VALUE
---------------------------------------------------------------------------
 Repurchase agreement with ABN AMRO Chicago Corp.,
 dated 06/30/98 due 07/01/98 at 6.100% collateralized
 by U.S. Treasury bills and notes with maturities to
 2027, market value $23,360 (repurchase
 proceeds $22,869)                                     $ 22,865    $ 22,865
                                                               ------------

FORWARD CURRENCY CONTRACTS (c) - 0.0%                                   (24)
---------------------------------------------------------------------------

OTHER ASSETS & LIABILITIES, NET - 2.2%                               15,098
---------------------------------------------------------------------------

 NET ASSETS - 100.0%                                               $689,983
                                                               ============


NOTES TO INVESTMENT PORTFOLIO:
---------------------------------------------------------------------------
 (a) Non-income producing.
 (b) Cost for federal income tax purposes is the same.
 (c) As of June 30, 1998, the Fund has entered into the following forward currency exchange contracts:

                                                              Net Unrealized
    Contracts          In Exchange       Settlement            Depreciation
    to Deliver             For              Date                 (U.S$)
 -----------------   --------------     -----------           --------------
  MR      7,320       US$     1,745      07/02/1998                  24
  MR      3,367       US$       813      07/03/1998                  (d)
                                                               ------------
                                                                     24
                                                               ============

 (d) Rounds to less than one.


 Summary of Securities
 by Country                             Country      Value           % of Total
 ----------------------------------------------------------------------------
 Hong Kong                              HK           $ 461,202           70.7
 Singapore                              Si             138,736           21.3
 Phillippines                           Ph              29,510            4.5
 Malaysia (MR)                          Ma              15,489            2.4
 Thailand                               Th               4,735            0.7
 Taiwan                                 Tw               2,372            0.4
                                                  ------------   ------------
                                                     $ 652,044          100.0
                                                  ============   ============


 Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

     Acronym                                                Name
 -----------------                                      ------------
       ADR                                         American Depositary Receipt

 See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                            JUNE 30, 1998 (UNAUDITED)

  (in thousands except for per share amounts and footnotes)

  ASSETS
  Investments at value (cost $1,070,245)              $ 652,044
  Short-term obligations                                 22,865
                                                     -----------
                                                        674,909

  Cash including foreign currencies
   (cost $76)                                $   75
  Receivable for:
    Investments sold                         11,329
    Fund shares sold                          9,645
    Dividends                                 3,017
    Interest                                      4
  Other                                         150      24,220
                                         ----------- -----------
      Total Assets                                      699,129

  LIABILITIES
  Cash including foreign currencies
   (cost $4,195)                             $4,288
  Unrealized depreciation on forward
   currency contracts                            24
  Payable for:
    Fund shares repurchased                   2,911
    Distributions                               664
  Accrued:
    Management fee                              450
    Administration fee                          143
    Service fee - Class A, Class B, Class C     112
    Distribution fee - Class B                  153
    Distribution fee - Class C                   28
    Transfer agent fee                          137
    Bookkeeping fee                              21
    Deferred Trustees fees                       10
  Other                                         205
                                         -----------
      Total Liabilities                                   9,146
                                                     -----------

  NET ASSETS                                          $ 689,983
                                                     ===========


  See notes to financial statements.

     STATEMENT OF ASSETS & LIABILITIES - CONT.


  Net asset value & redemption price per share -
  Class A ($236,545/37,946)                                $6.23
                                                     ===========

  Maximum offering price per share - Class A
  ($6.23/0.9425)                                           $6.61(a)
                                                     ===========

  Net asset value & offering price per share -
  Class B ($242,655/39,460)                                $6.15(b)
                                                     ===========

  Net asset value & offering price per share -
  Class C ($44,204/7,174)                                  $6.16(b)
                                                     ===========

  Net asset value & redemption price per share -
  Class T ($48,831/7,830)                                  $6.24
                                                     ===========

  Maximum offering price per share - Class T
  ($6.24/0.9425)                                           $6.62(a)
                                                     ===========

  Net asset value, offering & redemption price
  per share - Class Z ($117,748/18,911)                    $6.23
                                                     ===========

  COMPOSITION OF NET ASSETS
     Capital paid in                                  $1,290,626
     Undistributed net investment income                   6,805
     Accumulated net realized loss                      (189,177)
     Net unrealized depreciation on:
        Investments                                     (418,201)
        Foreign currency transactions                        (70)
                                                     -----------
                                                      $ 689,983
                                                     ===========



  (a) On sales of $50,000 or more the offering price is reduced.
  (b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


  See notes to financial statements.

                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1998
                                   (UNAUDITED)

  (in thousands)
  INVESTMENT INCOME
  Dividends:
      Cheung Kong Holdings Ltd.                         $ 1,508
      Citic Pacific Ltd.                                    910
      Hang Seng Bank                                      1,564
      Hong Kong Electric Holdings Ltd.                    1,693
      Hong Kong Telecommunications Ltd.                     745
      HSBC Holdings PLC                                   1,217
      Hong Kong and China Gas Co., Ltd.                   1,187
      Hutchison Whampoa Ltd.                              1,277
      Swire Pacific Ltd., Series A                        1,342
      Other                                               5,198
  Interest                                                  909
                                                     -----------
         Total Investment Income (net of nonreclaimable
          foreign taxes withheld at source which
          amounted to $863)                              17,550

  EXPENSES
  Management fee                            $ 3,494
  Administration fee                          1,123
  Service fee - Class A, Class B, Class C       849
  Distribution fee - Class B                  1,203
  Distribution fee - Class C                    218
  Transfer agent fee                          1,376
  Bookkeeping fee                               162
  Trustees fee                                   37
  Custodian fee                                 412
  Audit fee                                      10
  Legal fee                                       6
  Registration fee                              102
  Reports to shareholders                        25
  Other                                          94       9,111
                                         ----------- -----------
         Net Investment Income                            8,439
                                                     -----------
  NET REALIZED & UNREALIZED LOSS ON PORTFOLIO POSITIONS
  Net realized loss on:
    Investments                             (73,453)
    Foreign currency transactions               (92)
                                         -----------
         Net Realized Loss                              (73,545)
  Net unrealized depreciation
   during the period on:
    Investments                            (236,507)
    Foreign currency transactions                (2)
                                         -----------
         Net Unrealized Depreciation                   (236,509)
                                                     -----------
         Net Loss                                      (310,054)
                                                     -----------
  Decrease in Net Assets from Operations             $ (301,615)
                                                     ===========

  See notes to financial statements.

                STATEMENT OF CHANGES IN NET ASSETS

                                              (Unaudited)
                                              Six months
                                                ended     Year ended
  (in thousands)                               June 30    December 31
                                              ----------- -----------
INCREASE (DECREASE) IN NET ASSETS                  1998     1997 (a)
Operations:
Net investment income                         $   8,439    $   6,757
Net realized loss                               (73,545)    (119,897)
Net unrealized depreciation                    (236,509)    (471,123)
                                              ---------    ---------
    Net Decrease from Operations               (301,615)    (584,263)
                                              ---------    ---------
Distributions:
From net investment income - Class A               (380)      (1,296)
From net realized gains - Class A                     -       (1,835)
In excess of net realized gains - Class A             -           (3)
From net realized gains - Class B                     -       (1,973)
In excess of net realized gains - Class B             -           (3)
From net realized gains - Class C                     -         (347)
In excess of net realized gains - Class C             -           (b)
From net investment income - Class T                (82)        (654)
From net realized gains - Class T                     -         (497)
In excess of net realized gains - Class T             -           (1)
From net investment income - Class Z               (201)      (1,444)
From net realized gains - Class Z                     -       (1,024)
In excess of net realized gains - Class Z             -           (2)
                                              ---------    ---------
                                               (302,278)    (593,342)
                                              ---------    ---------
Fund Share Transactions:
Receipts for shares sold - Class A              253,306      688,564
Value of distributions reinvested - Class A          (b)       2,747
Cost of shares repurchased - Class A           (245,453)    (748,862)
                                              ---------    ---------
                                                  7,853      (57,551)
                                              ---------    ---------
Receipts for shares sold - Class B               89,518      285,774
Value of distributions reinvested - Class B          (b)       1,820
Cost of shares repurchased - Class B            (98,797)    (285,671)
                                              ---------    ---------
                                                 (9,279)       1,923
                                              ---------    ---------
Receipts for shares sold - Class C               24,026       72,752
Value of distributions reinvested - Class C           -          320
Cost of shares repurchased - Class C            (22,860)     (84,050)
                                              ---------    ---------
                                                  1,166      (10,978)
                                              ---------    ---------
Receipts for shares sold - Class T                2,128        4,180
Value of distributions reinvested - Class T           -          969
Cost of shares repurchased - Class T            (11,958)     (60,405)
                                              ---------    ---------
                                                 (9,830)     (55,256)
                                              ---------    ---------

  (a) Class D shares were redesignated Class C shares on July 1, 1997.
  (b) Rounds to less than one.
  Continued on next page.


  See notes to financial statements.

                   STATEMENT OF CHANGES IN NET ASSETS - CONT.

                                        (Unaudited)
                                         Six months
                                           ended        Year ended
                                          June 30       December 31
                                         ----------- ------------------
                                            1998           1997 (a)

  Receipts for shares sold - Class Z         59,148       77,647
  Value of distributions reinvested -            (b)       2,048
    Class Z
  Cost of shares repurchased - Class Z      (68,276)    (156,891)
                                        -----------  -----------
                                             (9,128)     (77,196)
                                         ----------- -----------
    Net Decrease from Fund
      Share Transactions                    (19,218)    (199,058)
                                         ----------- -----------
          Total Decrease                   (321,496)    (792,400)
  NET ASSETS
  Beginning of period                     1,011,479    1,803,879
                                         ----------- -----------
  End of period (including undistributed
    and net of overdistributed net
    investment income of $6,805 and
    $872, respectively)                   $ 689,983   $1,011,479
                                        ===========  ===========

  NUMBER OF FUND SHARES
  Sold - Class A                             32,860       56,469
  Issued for distributions reinvested -
    Class A                                      (b)         241
  Repurchased - Class A                     (30,767)     (62,212)
                                         ----------- -----------
                                              2,093      (5,502)
                                         ----------- -----------
  Sold - Class B                             11,368       23,200
  Issued for distributions reinvested -
    Class B                                      (b)         130
  Repurchased - Class B                     (12,541)     (24,648)
                                         ----------- -----------
                                             (1,173)      (1,318)
                                         ----------- -----------
  Sold - Class C                              3,065        6,098
  Issued for distributions reinvested -
    Class C                                       -           23
  Repurchased - Class C                      (2,908)      (7,069)
                                         ----------- -----------
                                                157         (948)
                                         ----------- -----------
  Sold - Class T                                257         346
  Issued for distributions reinvested -
    Class T                                       -           91
  Repurchased - Class T                      (1,534)      (4,977)
                                         ----------- -----------
                                             (1,277)      (4,540)
                                         ----------- -----------
  Sold - Class Z                              7,554        6,329
  Issued for distributions reinvested -
    Class Z                                      (b)         194
  Repurchased - Class Z                      (8,713)     (13,127)
                                         ----------- -----------
                                             (1,159)      (6,604)
                                         ----------- -----------


  (a) Class D shares were redesignated Class C shares on July 1, 1997.
  (b) Rounds to less than one.


  See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 1998 (UNAUDITED)

NOTE 1.  INTERIM FINANCIAL STATEMENTS
-----------------------------------------------------------
In the opinion of management of Newport Tiger Fund (the Fund), a series of Colonial Trust VII, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at June 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2.  ACCOUNTING POLICIES
-----------------------------------------------------------
Organization: The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation by investing primarily in equity securities of companies located in the nine Tigers of Asia (Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, China and the Phillipines). The Fund may issue an unlimited number of shares. The Fund offers five classes of shares: Class A, Class B, Class C, Class T and Class Z. Class A shares are sold with a front-end sales charge and Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class T shares are sold with a front-end sales charge and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class T shares and Class Z shares, please refer to a prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

Security valuation and transactions: Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices. In certain countries, the Fund may hold foreign designated shares. If the foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded. Korean equity securities that have reached the limit for aggregate foreign ownership and for which premiums to the local exchange prices may be paid by foreign investors are valued by applying a broker quoted premium to the local share price. In addition, if the values of foreign securities have been materially affected by events occurring after the closing

                   Notes to Financial Statements/June 30, 1998
          -------------------------------------------------------------
NOTE 2.  ACCOUNTING POLICIES - CONT.
-----------------------------------------------------------
of the market, the foreign securities may be valued at their current value.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. In certain countries, the Fund may hold portfolio positions for which market quotations are not readily available. Such securities are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Determination of class net asset values and financial highlights: All income, expenses (other than the Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class A, Class B and Class C net investment income per share data reflects the service fee per share applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Federal income taxes: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

Distributions to shareholders: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign currency transactions: Net realized and unrealized gains (losses) on foreign currency transactions includes the gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency

                   Notes to Financial Statements/June 30, 1998
         -------------------------------------------------------------

and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) from investments.

Forward currency contracts: The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract is opened, the actual exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

Other: Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonreclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES
-------------------------------------------------------------
Management fee: Newport Fund Management (the Adviser) is the investment Adviser of the Fund and receives a monthly fee based on the Fund's average net assets as follows:

Average Net Assets                  Annual Fee Rate
-----------------------         -------------------
First $100 million                       1.00%
Next $1.4 billion                        0.75%
Next $1.0 billion                        0.70%
Over $2.5 billion                        0.65%

                   Notes to Financial Statements/June 30, 1998
         -------------------------------------------------------------
NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES - CONT.
 .....................................................................
Administration fee: Colonial Management Associates, Inc. (the Administrator) an affiliate of the Adviser, provides accounting and other services for a monthly fee equal to 0.25% annually of the Fund's average net assets.

Bookkeeping fee: The Administrator provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

Average Net Assets                  Annual Fee Rate
-----------------------         -------------------
First $50 million                    No charge
Next $950 million                    0.035%
Next $1 billion                      0.025%
Next $1 billion                      0.015%
Over $3 billion                      0.001%

Transfer agent: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.25% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

Effective October 1, 1997 and continuing through September 1998, the Transfer Agent fee will be reduced by 0.0012% in cumulative monthly increments, resulting in a decrease in the fee from 0.25% to 0.236% annually.

Underwriting discounts, service and distribution fees: Liberty Funds Distributor, Inc., formerly Liberty Financial Investments, Inc. (the Distributor), a subsidiary of the Administrator, is the Fund's principal underwriter. For the six months ended June 30, 1998, the Fund has been advised that the Distributor retained net underwriting discounts of $162,680 on sales of the Fund's Class A, Class C and Class T shares and received contingent deferred sales charges (CDSC) of $1,103,946 and $48,226 on Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% of the average net assets attributable to Class B and Class C shares.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Expense limits: The Administrator has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.55% annually of the Fund's average net assets.

For the six months ended June 30, 1998, the Fund's operating expenses did not exceed the 1.55% expense limit.

                   Notes to Financial Statements/June 30, 1998
         -------------------------------------------------------------

Other: The Fund pays no compensation to its officers, all of whom are employees of the Adviser or Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4.  PORTFOLIO INFORMATION
-----------------------------------------------------------
Investment activity: During the six months ended June 30, 1998, purchases and sales of investments, other than short-term obligations, were $52,655,432 and $76,269,783, respectively.

Unrealized appreciation (depreciation) at June 30, 1998, based on cost of investments for both financial statement and federal income tax purposes was:

             Gross unrealized appreciation     $  43,643,112
             Gross unrealized depreciation      (461,843,616)
                                               ---------------
                Net unrealized depreciation    $(418,200,504)
                                               ===============

Capital loss carryforwards: At December 31, 1998, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows

               Year of               Capital loss
             expiration              carryforward
             ----------              --------------
               2005                   $81,206,000

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

Other: There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5.  LINE OF CREDIT
-----------------------------------------------------------
The Fund may borrow up to 33-1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended June 30, 1998.

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                             (Unaudited)
                                       Six months ended June 30
                        -----------------------------------------------------------
                                               1998
                        Class A      Class B      Class C     Class T      Class Z
                        ---------    --------     --------    --------     --------
Net asset value -
   Beginning of period  $   9.020    $  8.920     $  8.940    $  9.010     $  9.010
                        ---------    --------     --------    --------     --------

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss) (b)(c)        0.085       0.052        0.052       0.095        0.095
Net realized and
unrealized loss            (2.864)     (2.822)      (2.832)     (2.854)      (2.864)
                        ---------    --------     --------    --------     --------
   Total from Investment
      Operations           (2.779)     (2.770)      (2.780)     (2.769)      (2.769)
                        ---------    --------     --------    --------     --------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net
investment income          (0.011)          -            -      (0.011)      (0.011)
From net
realized gains                  -           -            -           -            -
                        ---------    --------     --------    --------     --------
   Total Distributions
     Declared to
     Shareholders          (0.011)          -            -      (0.011)      (0.011)
                        ---------    --------     --------    --------     --------
Net asset value -
   End of period        $   6.230    $  6.150     $  6.160    $  6.240     $  6.230
                        =========    ========     ========    ========     ========
Total return (d)           (30.81)%(e) (31.05)%(e)  (31.10)%(e) (30.63)%(e)  (30.74)%(e)
                        =========    ========     ========    ========     ========

RATIOS TO AVERAGE NET ASSETS
Operating expenses (f)       1.77%(g)    2.52%(g)    2.52%(g)   1.52%(g)    1.52%(g)
Interest Expense                -           -            -           -            -
Total expenses (f)           1.77%(g)    2.52%(g)    2.52%(g)   1.52%(g)    1.52%(g)
Net investment
  income (loss) (f)          2.14%(g)    1.39%(g)    1.39%(g)   2.39%(g)    2.39%(g)
Portfolio turnover              6%(e)       6%(e)       6%(e)      6%(e)       6%(e)
Net assets at end
of period (000)         $ 236,545    $242,655    $ 44,204    $48,831    $117,748


(a) Class D shares were redesignated Class C shares on July 1, 1997.
(b) Per share data was calculated using average shares outstanding during the period.
(c) 1997 information includes distribution from Hong Kong Electric
    Holdings Ltd. which amounted to $0.015 per share in 1997. 1998 information includes distributions from securities listed on Statement of Operations which amounted to $0.013, $0.008, $0.014, $0.016, $0.008, $0.011, $0.010,
    $0.011 and $0.012 per share, respectively.
d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Not annualized.

                     FINANCIAL HIGHLIGHTS - CONT.

           Selected data for a share of each class outstanding throughout each period are as follows:

                                   Year ended December 31
                       ------------------------------------------------
                                            1997
                        Class A      Class B      Class C (a  Class T      Class Z
                        ---------    --------     --------    ----------   --------

                        $  13.750    $ 13.640     $ 13.660    $ 13.750     $ 13.750
                        ---------    --------     --------    --------     --------

                            0.081      (0.011)      (0.012)      0.112        0.112

                           (4.735)     (4.667)      (4.666)     (4.740)      (4.740)
                        ---------    --------     --------    --------     --------

                           (4.654)     (4.678)      (4.678)     (4.628)      (4.628)
                        ---------    --------     --------    --------     --------



                           (0.034)          -            -      (0.070)      (0.070)

                           (0.042)     (0.042)      (0.042)     (0.042)      (0.042)
                        ---------    --------     --------    --------     --------


                           (0.076)     (0.042)      (0.042)     (0.112)      (0.112)
                        ---------    --------     --------    --------     --------

                        $   9.020    $  8.920     $  8.940    $  9.010     $  9.010
                        =========    ========     ========    ========     ========
                           (33.95)%    (34.41)%     (34.36)%    (33.76)%     (33.76)%
                        =========    ========     ========    ========     ========


                             1.73%       2.48%        2.48%       1.48%        1.48%
                              (h)         (h)          (h)         (h)          (h)
                             1.73%       2.48%        2.48%       1.48%        1.48%

                             0.64%      (0.11)%      (0.11)%      0.89%        0.89%
                               12%         12%          12%         12%          12%

                        $ 323,407    $362,442     $ 62,703    $ 82,095     $180,832


(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g)   Annualized.
(h)   Rounds to less than 0.01%.

                     FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:


                                     Year ended December 31
                           ------------------------------------------------
                                               1996
                        Class A      Class B      Class C     Class T      Class Z
                        ---------    --------     --------    --------     --------
Net asset value -
   Beginning of period  $  12.460    $ 12.390     $ 12.410    $ 12.450     $ 12.450
                        ---------    --------     --------    --------     --------

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss)(c)            0.083      (0.016)      (0.016)      0.116        0.116
Net realized and
unrealized gain             1.278       1.275        1.270       1.281        1.281
                        ---------    --------     --------    --------     --------
   Total from Investment
      Operations            1.361       1.259        1.254       1.397        1.397
                        ---------    --------     --------    --------     --------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net
investment income          (0.067)     (0.005)           -      (0.093)      (0.093)
From net
realized gains             (0.004)     (0.004)      (0.004)     (0.004)      (0.004)
                        ---------    --------     --------    --------     --------
   Total Distributions
     Declared to
     Shareholders          (0.071)     (0.009)      (0.004)     (0.097)      (0.097)
                        ---------    --------     --------    --------     --------
Net asset value -
   End of period        $  13.750    $ 13.640     $ 13.660    $ 13.750     $ 13.750
                        =========    ========     ========    ========     ========
Total return (e)            10.94%      10.16%       10.11%      11.24%       11.24%
                        =========    ========     ========    ========     ========

RATIOS TO AVERAGE NET ASSETS
Expenses (g)                 1.74%       2.49%        2.49%       1.49%        1.49%
Net investment
  income (g)                 0.62%      (0.13)%      (0.13)%      0.87%        0.87%
Portfolio turnover              6%          6%           6%          6%           6%
Net assets at end
of period (000)         $ 568,497    $572,089     $108,785    $187,659     $366,849


(a) Class A, Class B and Class C shares were initially offered on April 1, 1995. Per share data reflects activity from that date.
(b)  Newport Tiger Fund was reorganized as Colonial Newport Tiger Fund on
     April 1, 1995. Under the plan of reorganization, existing shareholders of Newport Tiger Fund received Class T or Class Z shares of Colonial Newport Tiger Fund. The financial highlights for Classes T and Z are presented as if the reorganization had occurred on January 1, 1995.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Includes distribution from Taiwan Fund which amounted to $ 0.013 per share.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

                  FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:


                                           Year ended December 31
                            -----------------------------------------------------
                                                    1995
                        Class A (a)  Class B (a)  Class C (a) Class T (b)  Class Z (b)
                        ---------    --------     ---------   --------     --------

                        $  10.860    $ 10.860     $ 10.860    $ 10.800     $ 10.800
                        ---------    --------     ---------   --------     --------



                            0.067      (0.003)      (0.003)      0.099(d)     0.099(d)

                            1.617       1.594        1.615       1.656        1.656
                        ---------    --------     ---------   --------     --------

                            1.684       1.591        1.612       1.755        1.755
                        ---------    --------     ---------   --------     --------



                           (0.060)     (0.037)      (0.038)     (0.081)      (0.081)

                           (0.024)     (0.024)      (0.024)     (0.024)      (0.024)
                        ---------    --------     ---------   --------     --------


                           (0.084)     (0.061)      (0.062)     (0.105)      (0.105)
                        ---------    --------     ---------   --------     --------

                        $  12.460     $12.390     $ 12.410    $ 12.450     $ 12.450
                        =========    ========     =========   ========     ========
                            15.52%(f)   14.65%(f)    14.85%(f)   16.28%       16.28%
                        =========    ========     =========   ========     ========


                             1.37%(f)    1.93%(f)     1.93%(f)    1.60%        1.60%

                             0.28%(f)   (0.28)%(f)   (0.28)%(f)   0.75%        0.75%
                                4%          4%           4%          4%           4%

                        $ 196,870    $112,588     $ 21,420    $195,986     $345,583


(f)   Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact in 1996. In 1995, the benefits derived from custody credits and directed brokerage arrangements had an impact of 0.07% on Class A, Class B and Class C: 0.11% on Class T and Class Z.

                          FINANCIAL HIGHLIGHTS - CONT.

        Selected data for a share of each class outstanding throughout each period are as follows:


                                        Year ended December 31
                                         -------------------
                                          1994      1993 (a)
                                         --------   --------

      Net asset value -
         Beginning of period             $  2.440   $  7.120
                                         --------   --------

      INCOME FROM INVESTMENT OPERATIONS:
      Net investment
      income (b)                            0.060      0.040
      Net realized and
      unrealized gain (loss)               (1.550)     5.330
                                         --------   --------
         Total from Investment
            Operations                     (1.490)     5.370
                                         --------   --------

      LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
      From net
      investment income                    (0.040)    (0.040)
      From net
      realized gains                       (0.110)    (0.010)
                                         --------   --------
         Total Distributions Declared to
           Shareholders                    (0.150)    (0.050)
                                         --------   --------
      Net asset value -
         End of period                   $ 10.800   $ 12.440
                                         --------   --------
      Total return (c)                     (11.96)%    75.45%
                                         --------   --------

      RATIOS TO AVERAGE NET ASSETS
      Expenses                               1.29%      1.56%
      Net investment income                  0.57%      0.59%
      Portfolio turnover                        8%        11%
      Net assets at end
      of period (000)                    $456,241   $394,883


      (a)   Reflects the 2 for 1 stock split effective November 29, 1993.
      (b) Per share data was calculated using average shares outstanding during the period.
      (c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

                              HOW TO REACH COLONIAL
                               BY PHONE OR BY MAIL

BY TELEPHONE

Customer Connection - 1-800-345-6611

For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:

For fund prices, dividends and capital gains information .......press 1

For account information ........................................press 2

To speak to a service representative ...........................press 3

For yield and total return information .........................press 4

For duplicate statements or new supply of checks ...............press 5

To order duplicate tax forms and year-end statements ...........press 6
(February through May)

To review your options at any time during your call ............press *

To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 a.m. to 8:00 p.m. ET, and Saturdays from February through mid-April, 10:00 a.m. to 2:00 p.m. ET.

Colonial Telephone Transaction Department - 1-800-422-3737

To purchase, exchange or sell shares by telephone, call Monday to Friday, 9:00 a.m. to 7:00 p.m. ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

Literature - 1-800-426-3750

To request literature on any fund distributed by Liberty Funds Distributor, Inc., call Monday to Friday, 8:30 a.m. to 6:30 p.m. ET.

BY MAIL

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA 02105-1722

                              SHAREHOLDER SERVICES
                            TO MAKE INVESTING EASIER

Your Fund has one of the most extensive selections of shareholder services available. Your financial advisor can help you arrange for any of these services, or you can call Colonial Investors Service Center directly at 1-800-345-6611.

Affordable Additional Investments: Add to your account with as little as $50 on most funds; $25 for an IRA account.

Free Exchanges(1): Exchange all or part of your account into the same share class of another fund distributed by Liberty Funds Distributor, Inc. by phone or mail.

Easy Access to Your Money(1): Make withdrawals from your account by phone, by mail or, for certain funds, by check.

One-Year Reinstatement Privilege: If you need access to your money, but then choose to return it within one year, you can reinvest in any fund distributed by Liberty Funds Distributor, Inc., of the same share class without any penalty or sales charge.

Fundamatic: Make periodic investments as low as $50 from your checking account to your Fund account.

Systematic Withdrawal Plan (SWP): Receive monthly, quarterly or semiannual payments via check or bank transmission. There is a $5,000 account value required, but no minimum for the payment amount. The maximum annual withdrawal is 12% of account balance at time SWP is established. SWPs by check are processed on the 10th calendar day of each month unless the 10th falls on a non-business day or the first business day of the week. If this occurs, the processing date will be the previous business day. Dividends and capital gains must be reinvested.

Automated Dollar Cost Averaging: Transfer money on a monthly basis from any fund with a balance of $5,000 into the same share class of up to four other funds distributed by Liberty Funds Distributor, Inc. Minimum for each transfer is $100.

Retirement Plans: Choose from a broad range of retirement plans, including IRAs.

(1) Redemptions and exchanges are made at the next determined net asset value after the request is received by the Transfer Agent. Proceeds may be more or less than your original cost. The exchange privilege may be terminated at any time. Exchanges are not available on all funds. Investors who purchase Class B or C shares, or $1 million or more of Class A shares, may be subject to a contingent deferred sales charge.

                    IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Newport Tiger Fund is:
Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

Newport Tiger Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.


This report has been prepared for shareholders of Newport Tiger Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and the most recent copy of Liberty Funds Distributor's Performance Update.

                                    TRUSTEES

ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

ROBERT L. SULLIVAN
Retired Partner, KPMG Peat Marwick LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)


[graphic ommitted: Liberty Logo] LIBERTY
COLONIAL FUNDS (bullet) STEIN ROE ADVISOR FUNDS (bullet) NEWPORT FUNDS

Liberty Funds Distributor, Inc. [copyright] 1998
One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
Visit us at www.libertyfunds.com                    NT-03/624F-0698 (8/98)98/809